Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance

The following table details summary compensation and compensation actually paid to or earned by our NEOs during the fiscal years ended December 31, 2022, 2021 and 2020, along with a comparison to total shareholder return, net (loss)/income available to common stockholders and total revenues.

Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net (Loss)/Income Available to Common Stockholders ($) (h)	Total Revenues ($) (i)
					Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($)(3) (g)

2022	8,542,106	3,063,639	4,529,509	2,868,293	85.65	102.36	(138,723,569)	2,317,302

2021	9,148,993	7,043,334	4,854,198	3,539,016	96.70	130.59	408,158,602	2,088,389

2020	5,993,815	2,710,009	3,104,420	2,424,094	95.66	95.43	500,888,698	2,015,439

(1)	For the fiscal years ended December 31, 2022, 2021 and 2020 our PEO and remaining NEOs were as follows:

Year	PEO	Non-PEO NEOs

2022	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Willis, Korde and Chen

2021	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Korde and Willis

2020	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Willis and Chen

(2)	The table below reflects the adjustments used to calculate the compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs:

	PEO		Average Non-PEO NEOs

Adjustments		2022

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2022	$(5,390,906)		$(2,110,385)

Addition of Fair Value at December 31, 2022 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2022	$4,697,444		$1,858,579

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,672,054		$681,084

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2022	$1,323,415		$761,598

Fair Value as of December 31, 2021 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2022	$(9,780,474)		$(2,852,092)

Total 2022 Adjustments	$(5,478,467)		$(1,661,216)

		2021

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2021	$(5,143,812)		$(2,673,294)

Addition of Fair Value at December 31, 2021 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2021	$6,666,980		$2,348,422

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,113,494		$1,615,289

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2021	$2,042,258		$537,082

Fair Value as of December 31, 2020 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2021	$(8,784,580)		$(3,142,681)

Total 2021 Adjustments	$(2,105,659)		$(1,315,182)

	2020

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2020	$(4,250,305)		$(1,653,188)

Addition of Fair Value at December 31, 2020 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2020	$3,817,852		$2,005,656

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,966,729		$643,607

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2020	$(373,123)		$(268,529)

Fair Value as of December 31, 2019 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2020	$(7,444,959)		$(1,407,874)

Total 2020 Adjustments	$(3,283,806)		$(680,327)

(3)
Peer group total shareholder return for each year in the table is presented using the peer group disclosed in the Compensation Discussion & Analysis section of our Proxy Statement filed with the SEC for such year. For 2022, includes Affiliated Managers Group, Inc., Artisan Partners Asset Management, Inc., Chimera Investment Corporation, Digital Bridge Group, Inc., Empire State Realty Trust, Inc., Extra Space Storage Inc., Federal Realty Investment Trust, Federated Hermes, Inc., Franklin Resources, Inc., GATX Corporation, Healthpeak Properties, Inc., Host Hotels & Resorts, Inc., Invesco Ltd., Kennedy-Wilson Holdings, Inc., Kilroy Realty Corporation, Sculptor Capital Management, Inc., and W.P. Carey Inc. For 2021, includes Affiliated Managers Group, Inc., Artisan Partners Asset Management, Inc., Franklin Resources, Inc., Invesco Ltd., GATX Corporation, Chimera Investment Corporation, Eaton Vance Corp., Empire State Realty Trust, Inc., Extra Space Storage Inc., Federal Realty Investment Trust, Healthpeak Properties, Inc., Host Hotels & Resorts, Inc., Kilroy Realty Corporation, Kennedy-Wilson Holdings, Inc., and W.P. Carey Inc. For 2020, includes Aircastle Limited, Affiliated Managers Group, Inc., Artisan Partners Asset Management, Inc., Chimera Investment Corporation, Eaton Vance Corp., Empire State Realty Trust, Inc., Extra Space Storage, Inc., Federal Realty Investment Trust, GATX Corporation, Healthpeak Properties, Inc., Host Hotels & Resorts, Inc., Invesco Ltd.,
Kennedy-Wilson
Holdings, Inc., Kilroy Realty Corporation, Franklin Resources, Inc. (acquired Legg Mason, Inc.), and W.P. Carey Inc.

Company Selected Measure Name	total revenues
Named Executive Officers, Footnote [Text Block]	Messrs. Udvar-Hazy, Levy, Willis, Korde and Chen	Messrs. Udvar-Hazy, Levy, Korde and Willis	Messrs. Udvar-Hazy, Levy, Willis and Chen
Peer Group Issuers, Footnote [Text Block]	Peer group total shareholder return for each year in the table is presented using the peer group disclosed in the Compensation Discussion & Analysis section of our Proxy Statement filed with the SEC for such year. For 2022, includes Affiliated Managers Group, Inc., Artisan Partners Asset Management, Inc., Chimera Investment Corporation, Digital Bridge Group, Inc., Empire State Realty Trust, Inc., Extra Space Storage Inc., Federal Realty Investment Trust, Federated Hermes, Inc., Franklin Resources, Inc., GATX Corporation, Healthpeak Properties, Inc., Host Hotels & Resorts, Inc., Invesco Ltd., Kennedy-Wilson Holdings, Inc., Kilroy Realty Corporation, Sculptor Capital Management, Inc., and W.P. Carey Inc. For 2021, includes Affiliated Managers Group, Inc., Artisan Partners Asset Management, Inc., Franklin Resources, Inc., Invesco Ltd., GATX Corporation, Chimera Investment Corporation, Eaton Vance Corp., Empire State Realty Trust, Inc., Extra Space Storage Inc., Federal Realty Investment Trust, Healthpeak Properties, Inc., Host Hotels & Resorts, Inc., Kilroy Realty Corporation, Kennedy-Wilson Holdings, Inc., and W.P. Carey Inc. For 2020, includes Aircastle Limited, Affiliated Managers Group, Inc., Artisan Partners Asset Management, Inc., Chimera Investment Corporation, Eaton Vance Corp., Empire State Realty Trust, Inc., Extra Space Storage, Inc., Federal Realty Investment Trust, GATX Corporation, Healthpeak Properties, Inc., Host Hotels & Resorts, Inc., Invesco Ltd.,
Kennedy-Wilson
	Holdings, Inc., Kilroy Realty Corporation, Franklin Resources, Inc. (acquired Legg Mason, Inc.), and W.P. Carey Inc.
PEO Total Compensation Amount	$ 8,542,106	$ 9,148,993	$ 5,993,815
PEO Actually Paid Compensation Amount	$ 3,063,639	7,043,334	2,710,009
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The table below reflects the adjustments used to calculate the compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs:

	PEO		Average Non-PEO NEOs

Adjustments		2022

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2022	$(5,390,906)		$(2,110,385)

Addition of Fair Value at December 31, 2022 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2022	$4,697,444		$1,858,579

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,672,054		$681,084

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2022	$1,323,415		$761,598

Fair Value as of December 31, 2021 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2022	$(9,780,474)		$(2,852,092)

Total 2022 Adjustments	$(5,478,467)		$(1,661,216)

		2021

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2021	$(5,143,812)		$(2,673,294)

Addition of Fair Value at December 31, 2021 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2021	$6,666,980		$2,348,422

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,113,494		$1,615,289

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2021	$2,042,258		$537,082

Fair Value as of December 31, 2020 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2021	$(8,784,580)		$(3,142,681)

Total 2021 Adjustments	$(2,105,659)		$(1,315,182)

	2020

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2020	$(4,250,305)		$(1,653,188)

Addition of Fair Value at December 31, 2020 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2020	$3,817,852		$2,005,656

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,966,729		$643,607

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2020	$(373,123)		$(268,529)

Fair Value as of December 31, 2019 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2020	$(7,444,959)		$(1,407,874)

Total 2020 Adjustments	$(3,283,806)		$(680,327)

Non-PEO NEO Average Total Compensation Amount	$ 4,529,509	4,854,198	3,104,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,868,293	3,539,016	2,424,094
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The table below reflects the adjustments used to calculate the compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs:

	PEO		Average Non-PEO NEOs

Adjustments		2022

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2022	$(5,390,906)		$(2,110,385)

Addition of Fair Value at December 31, 2022 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2022	$4,697,444		$1,858,579

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,672,054		$681,084

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2022	$1,323,415		$761,598

Fair Value as of December 31, 2021 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2022	$(9,780,474)		$(2,852,092)

Total 2022 Adjustments	$(5,478,467)		$(1,661,216)

		2021

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2021	$(5,143,812)		$(2,673,294)

Addition of Fair Value at December 31, 2021 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2021	$6,666,980		$2,348,422

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,113,494		$1,615,289

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2021	$2,042,258		$537,082

Fair Value as of December 31, 2020 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2021	$(8,784,580)		$(3,142,681)

Total 2021 Adjustments	$(2,105,659)		$(1,315,182)

	2020

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2020	$(4,250,305)		$(1,653,188)

Addition of Fair Value at December 31, 2020 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2020	$3,817,852		$2,005,656

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,966,729		$643,607

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2020	$(373,123)		$(268,529)

Fair Value as of December 31, 2019 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2020	$(7,444,959)		$(1,407,874)

Total 2020 Adjustments	$(3,283,806)		$(680,327)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and (i) the Company’s cumulative indexed total shareholder return and (ii) the cumulative indexed total shareholder return of our peer group in each of 2022, 2021 and 2020 (as disclosed above), in each case, assuming an initial fixed investment of $100 for the fiscal years ended December 31, 2022, 2021 and 2020:

Compensation Actually Paid vs. Net Income [Text Block]
The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and the Company’s net (loss)/income attributable to common stockholders for the fiscal years ended December 31, 2022, 2021 and 2020:

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and the Company’s total revenues for the fiscal years ended December 31, 2022, 2021 and 2020:
Total Shareholder Return Vs Peer Group [Text Block]
The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and (i) the Company’s cumulative indexed total shareholder return and (ii) the cumulative indexed total shareholder return of our peer group in each of 2022, 2021 and 2020 (as disclosed above), in each case, assuming an initial fixed investment of $100 for the fiscal years ended December 31, 2022, 2021 and 2020:

Total Shareholder Return Amount	$ 85.65	96.7	95.66
Peer Group Total Shareholder Return Amount	102.36	130.59	95.43
Net Income (Loss)	$ (138,723,569)	$ 408,158,602	$ 500,888,698
Company Selected Measure Amount	2,317,302	2,088,389	2,015,439
PEO Name	Mr. Plueger	Mr. Plueger	Mr. Plueger
Percentage of Annual Bonus Based on Performance	100.00%
Target Bonus Based on Total Revenues and Adjusted PreTax margin	60.00%
Long Term Equity Awards Based on Book Value of Entities Own Common Stock	50.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	total revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted pre-tax margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	book value of its Class A Common Stock
PEO [Member] | Deduction of Grant Date Fair Value of Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,390,906)	$ (5,143,812)	$ (4,250,305)
PEO [Member] | Addition of Fair Value of Outstanding and Unvested Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,697,444	6,666,980	3,817,852
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,672,054	3,113,494	4,966,729
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,323,415	2,042,258	(373,123)
PEO [Member] | Fair Value of Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,780,474)	(8,784,580)	(7,444,959)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,478,467)	(2,105,659)	(3,283,806)
Non-PEO NEO [Member] | Deduction of Grant Date Fair Value of Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,110,385)	(2,673,294)	(1,653,188)
Non-PEO NEO [Member] | Addition of Fair Value of Outstanding and Unvested Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,858,579	2,348,422	2,005,656
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	681,084	1,615,289	643,607
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	761,598	537,082	(268,529)
Non-PEO NEO [Member] | Fair Value of Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,852,092)	(3,142,681)	(1,407,874)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,661,216)	$ (1,315,182)	$ (680,327)